Accrued Insurance (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Accrued Insurance Details Abstract
Accrued insurance, current portion	$ 1,210	$ 1,339
Prepaid insurance claims	(1,182)	(1,607)
Accrued insurance, non-current	1,886	1,339
Total accrued insurance	1,914	1,071
Captive agreement assets	2,233	3,143
Gross accrued insurance	$ 4,147	$ 4,214